Consolidated Statements of Changes in Shareholders' Equity / (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2023
Maxpro Capital Acquisition Corp. [Member]
Decrease in share premium due to reclassification of warrants from equity to liabilities			$ 7,100
Increase of warrant liability due to recalcification from equity			1,300
Decrease in accumulated losses due to reclassification of warrants from equity to liabilities			5,800
Accumulated losses		$ (5,800)	(5,800)
Net impact of equity by reduction of premium due to recalcification of warrants			$ 1,300
Pre-Closing Apollomics Ordinary Shares [Member]
Exercise of share options	4,358
Post-Closing Apollomics Ordinary Shares [Member]
Number of ordinary shares issued in exchange of pre closing business combination ordinary shares			312
Stock issued during the period exercise of stock options shares		312	624